EATON VANCE MUTUAL FUNDS TRUST
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260




                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 33-71320) certifies (a) that the form of prospectuses and statements of additional information dated August 1, 1998 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 46 ("Amendment No. 46") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 46 was filed electronically with the Securities and Exchange Commission (Accession No. 0000950156-98-000467) on July 24, 1998:






                                    Eaton Vance High Income Fund






                         EATON VANCE MUTUAL FUNDS TRUST



                                          By: /s/Eric G. Woodbury
                                          Eric G. Woodbury, Assistant Secretary

Date:  August 4, 1998